Quarterly Financial Data (unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (unaudited)

22. Quarterly Financial Data (unaudited)

The following table presents the Company’s unaudited quarterly financial data:

	For the three months ended
	March 31, 2014	June 30, 2014	Sept. 30, 2014	Dec. 31, 2014	March 31, 2015	June 30, 2015	Sept. 30, 2015	Dec. 31, 2015
	(in thousands, except per share data)
Revenue	$145,750	$151,992	$160,167	$171,936	$177,318	$182,431	$188,523	$193,043
Gross profit	$56,559	$59,381	$62,751	$69,666	$76,344	$77,494	$77,750	$84,692
Income (loss) from operations	$(5,499)	$(1,085)	$5,254	$13,808	$17,199	$12,548	$9,113	$14,326
Net income (loss) attributable to Endurance International Group Holdings, Inc.	$(19,285)	$(13,448)	$(7,898)	$(2,204)	$884	$(2,071)	$(15,351)	$(9,232)

Basic and diluted net income (loss) per share attributable to Endurance International Group Holdings, Inc.	$(0.15)	$(0.11)	$(0.06)	$(0.02)	$0.01	$(0.02)	$(0.12)	$(0.07)